Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Pay Versus Performance Table
	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)(3)	Value of initial fixed $100 investment based on:				Net Income (Loss) (In thousands)	Adjusted EBITDA (In thousands)(5)
Year					Total Shareholder Return	Peer Group Total Shareholder Return (ICLN)(4)	Peer Group Total Shareholder Return (VDE)(4)	Peer Group Total Shareholder Return (XLE)(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(g)	(g)	(h)	(i)
2025	$5,000,000	$5,000,000	$4,061,939	$3,436,241	$2.40	$62.36	$290.80	$284.68	$(1,831,953)	$219,717
2024	—	—	8,518,509	16,716,406	31.86	42.41	271.59	263.89	(244,537)	939,278
2023	—	—	4,087,514	1,550,000	78.90	57.10	254.41	250.08	548,224	1,122,859
2022	—	—	2,260,943	3,402,381	80.88	71.72	254.40	251.70	184,786	1,071,309
2021	—	—	1,736,742	3,801,911	45.58	75.82	156.21	153.31	92,711	604,560

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
For all five years shown in the table, our principal executive officer (“PEO”) was Mr. Edens. For 2021-2023, our non-PEO named executive officers were Mr. Guinta and Ms. Shin. For 2024, our non-PEO named executive officers were Mr. Guinta, Ms. Shin and Mr. Dete. For 2025, our non-PEO named executive officers were Mr. Guinta, Mr. Lowe and Ms. Shin.

Peer Group Issuers, Footnote	The iShare Global Clean Energy ETF Index ("ICLN"), Vanguard Energy ETF ("VDE") and Energy Select Sector (SPDR) Fund ("XLE"), as reported in the Company's Annual Report filed with the SEC on April 13, 2026, were used to calculate the Company's peer group total shareholder returns.
PEO Total Compensation Amount	$ 5,000,000	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	5,000,000	0	0	0	0
Non-PEO NEO Average Total Compensation Amount	4,061,939	8,518,509	4,087,514	2,260,943	1,736,742
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,436,241	16,716,406	1,550,000	3,402,381	3,801,911
Adjustment to Non-PEO NEO Compensation Footnote
The amounts in the following table represent each of the average amounts deducted and added to the equity award values for our non-PEO named executive officers for 2025 for purposes of computing the average “compensation actually paid” for our non-PEO named executive officers for 2025:

Year	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Minus Average Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus Average Year-End Fair Value of Equity Awards Granted During Applicable Year	Plus Average Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End	Plus Average Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year	Less Fair Value of Prior Year Awards Forfeited During the Applicable Year	Equals Average Compensation Actually Paid to Non-PEO Named Executive Officer
2025	$4,061,939	$—	$—	$(243,285)	$84,538	$(466,951)	$3,436,241

Compensation Actually Paid vs. Total Shareholder Return
The graph below sets out the relationship between (x) the Company’s TSR and (y) the peer group TSR, calculated using each of iShared Global Clean Energy ETF Index ("ICLN"), Vanguard Energy ETF ("VDE") and Energy Select Sector (SPDR) Fund ("XLE"), as well as the relationship between (x) the average “Compensation Actually Paid” to our non-PEO named executive officers and (z) the Company’s TSR. The only year in which we had “Compensation Actually Paid” to our CEO was 2025, for a total of $5,000,000.

Compensation Actually Paid vs. Net Income
The graph below sets out the relationship between (x) the average “Compensation Actually Paid” to our non-PEO named executive officers and (y) the Company’s Adjusted EBITDA and net income (loss). The only year in which we had “Compensation Actually Paid” to our CEO was 2025, for a total of $5,000,000.

Compensation Actually Paid vs. Company Selected Measure
The graph below sets out the relationship between (x) the average “Compensation Actually Paid” to our non-PEO named executive officers and (y) the Company’s Adjusted EBITDA and net income (loss). The only year in which we had “Compensation Actually Paid” to our CEO was 2025, for a total of $5,000,000.

Total Shareholder Return Vs Peer Group
The graph below sets out the relationship between (x) the Company’s TSR and (y) the peer group TSR, calculated using each of iShared Global Clean Energy ETF Index ("ICLN"), Vanguard Energy ETF ("VDE") and Energy Select Sector (SPDR) Fund ("XLE"), as well as the relationship between (x) the average “Compensation Actually Paid” to our non-PEO named executive officers and (z) the Company’s TSR. The only year in which we had “Compensation Actually Paid” to our CEO was 2025, for a total of $5,000,000.

Tabular List, Table

Most Important Performance Measures
Adjusted EBITDA(1)
Net Income

Total Shareholder Return Amount	$ 2.40	31.86	78.90	80.88	45.58
Peer Group Total Shareholder Return Amount	62.36	42.41	57.10	71.72	75.82
Net Income (Loss)	$ (1,831,953,000)	$ (244,537,000)	$ 548,224,000	$ 184,786,000	$ 92,711,000
Company Selected Measure Amount	219,717,000	939,278,000	1,122,859,000	1,071,309,000	604,560,000
PEO Name	Mr. Edens
Additional 402(v) Disclosure
RSU grant date fair values are calculated using stock price as of the grant date, as adjusted for a post-vesting holding period. Adjustments have been made using the stock price as of year-end and as of each vesting date.
	Net Income (Loss) for the years ended December 31, 2024 and 2023 was restated as reported in the Company's Annual Report filed with the SEC on April 13, 2026, and accordingly Adjusted EBITDA for those years was recalculated based on the restated financial statements. Adjusted EBITDA is calculated as net income, plus transaction and integration costs, contract termination charges and loss on mitigation sales, depreciation and amortization, asset impairment expense, loss on asset sales, interest expense, net, other (income) expense, net, loss on extinguishment of debt, changes in fair value of non-hedge derivative instruments and contingent consideration, tax expense, and adjusting for certain items from our selling, general and administrative expenses (“SG&A") not otherwise indicative of ongoing operating performance, including non-cash share-based compensation and severance expenses, non-capitalizable development expenses, cost to pursue new business opportunities, expenses associated with changes to our corporate structure and certain non-capitalizable contract acquisition costs, plus our pro rata share of Adjusted EBITDA from unconsolidated entities, less the impact of equity in earnings (losses) of unconsolidated entities and gains from sale of assets. Adjusted EBITDA is mathematically equivalent to our Total Segment Operating Margin, as reported in the segment disclosures within our financial statements, minus Core SG&A, including our pro rata share of such expenses of unconsolidated entities, minus deferred earnings for which a prepayment has been received. Core SG&A is defined as total SG&A adjusted for non-cash share-based compensation and severance expense, non-capitalizable development expenses, cost of exploring new business opportunities and expenses associated with changes to our corporate structure. Core SG&A excludes certain items from our SG&A not otherwise indicative of ongoing operating performance.
Peer Group Total Shareholder Return Amount, Two	$ 290.80	$ 271.59	$ 254.41	$ 254.40	$ 156.21
Peer Group Total Shareholder Return Amount, Three	$ 284.68	$ 263.89	$ 250.08	$ 251.70	$ 153.31
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA(1)
Non-GAAP Measure Description
We calculate Adjusted EBITDA for the applicable year as net income, plus transaction and integration costs, contract termination charges and loss on mitigation sales, depreciation and amortization, asset impairment expense, loss on asset sales, interest expense, net, other (income) expense, net, loss on extinguishment of debt, changes in fair value of non-hedge derivative instruments and contingent consideration, tax expense, and adjusting for certain items from our SG&A not otherwise indicative of ongoing operating performance, including non-cash share-based compensation and severance expense, non-capitalizable development expenses, cost to pursue new business opportunities, expenses associated with changes to our corporate structure and certain non-capitalizable contract acquisition costs, plus our pro rata share of Adjusted EBITDA from unconsolidated entities, less the impact of equity in earnings (losses) of unconsolidated entities and gains from sales of assets.

Adjusted EBITDA is mathematically equivalent to our Total Segment Operating Margin, as reported in the segment disclosures within our financial statements, minus Core SG&A, including our pro rata share of such expenses of unconsolidated entities, minus deferred earnings for which a prepayment was received. Core SG&A is defined as total SG&A adjusted for non-cash share-based compensation and severance expenses, non-capitalizable development expenses, cost of exploring new business opportunities and expenses associated with changes to our corporate structure. Core SG&A excludes certain items from our SG&A not otherwise indicative of ongoing operating performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(243,285)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	84,538
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (466,951)